Eaton Vance

Multi-Asset Credit Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 6.4%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 6.999%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$1,000	$1,005,466
Ares LII CLO, Ltd.
Series 2019-52A, Class D, 4.172%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(2)	1,750	1,753,990
Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	250	249,153
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.172%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	500	502,746
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class D, 4.041%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	1,005,687
Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	1,004,517
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.141%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	500	501,170
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.924%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	500	504,497
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 6.155%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	236,783
Canyon Capital CLO, Ltd.
Series 2020-3A, Class E, 7.466%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	1,012,292
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 3.163%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,598,036
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,896,603
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	224,388
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	241,045
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	63	63,003
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	23	22,963
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	501,427
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class D, 3.991%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(2)	1,000	1,008,691
Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,000	1,001,960
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 6.283%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	246,706
Neuberger Berman Loan Advisers CLO 39, Ltd.
Series 2020-39A, Class E, 7.405%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,505,771
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.184%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,500	2,505,902
Series 2019-3A, Class E, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	984,255
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	250	246,612
Series 2019-1A, Class D, 7.221%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	500	503,344
Pnmac Gmsr Issuer Trust
Series 2018-GT2, Class A, 2.78%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	117	114,911

Security	Principal Amount (000’s omitted)	Value
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.091%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	$400	$401,188
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	980,658
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.718%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	248,391
Southwick Park CLO, LLC
Series 2019-4A, Class D, 4.074%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	3,000	3,014,568
Voya CLO, Ltd.
Series 2016-3A, Class DR, 6.303%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	237,006

Total Asset-Backed Securities (identified cost $26,153,392)		$26,323,729

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.88%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$2,333	$2,378,024
Series 2020-HQA4, Class M2, 3.28%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	4,170	4,222,076

Total Collateralized Mortgage Obligations (identified cost $6,503,333)		$6,600,100

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$600	$508,750
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 2.626%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	100	95,909
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.424%, 8/15/46(1)(3)	150	135,907
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	54,064
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.327%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	100	91,538
RETL Trust
Series 2019-RVP, Class C, 2.226%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	343	341,129
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.537%, 9/15/58(3)	100	105,483
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,383,124

Total Commercial Mortgage-Backed Securities (identified cost $2,598,268)		$2,715,904

Common Stocks — 0.2%

Security	Shares	Value
Oil and Gas — 0.2%
Extraction Oil & Gas, Inc.(4)(5)	28,230	$790,427
Extraction Oil & Gas, Inc.(4)(6)(16)	1,249	34,739
Sable Permian Resources, LLC (4)(5)(6)	11,719,991	0

		$825,166

Radio and Television — 0.0%(7)
Clear Channel Outdoor Holdings, Inc.(4)(5)	401	$798
iHeartMedia, Inc., Class A(4)(5)	84	1,221

		$2,019

Total Common Stocks (identified cost $12,583,479)		$827,185

Corporate Bonds & Notes — 45.1%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
Bombardier, Inc., 6.125%, 1/15/23(1)		746	$749,879
Moog, Inc., 4.25%, 12/15/27(1)		447	464,321
Rolls-Royce PLC, 5.75%, 10/15/27(1)		1,099	1,177,304
Rolls-Royce PLC, 5.75%, 10/15/27(8)	GBP	317	472,089
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,000	1,056,597
TransDigm, Inc., 4.625%, 1/15/29(1)		378	375,876
TransDigm, Inc., 5.50%, 11/15/27		862	885,877
TransDigm, Inc., 6.375%, 6/15/26		1,072	1,108,850
TransDigm, Inc., 7.50%, 3/15/27		541	579,784

			$6,870,577

Air Transport — 0.2%
Delta Air Lines, Inc., 7.375%, 1/15/26		200	$229,908
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)		216	230,899
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		217	240,599

			$701,406

Automotive — 1.4%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		2,245	$2,381,159
Fiat Chrysler Automobiles N.V., 4.50%, 7/7/28(8)	EUR	1,031	1,585,465
Ford Motor Co., 4.75%, 1/15/43		439	443,633
Ford Motor Co., 8.50%, 4/21/23		294	329,795
Ford Motor Co., 9.625%, 4/22/30		280	397,262
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		479	492,304

			$5,629,618

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		459	$466,746

			$466,746

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 2.8%
AT Securities B.V., 5.25% to 7/21/23(8)(9)(10)		1,750	$1,832,163
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		856	890,030
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(1)		163	167,329
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)		110	116,256
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		532	573,230
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		142	147,769
Empire Communities Corp., 7.00%, 12/15/25(1)		325	343,915
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,019	1,077,480
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		726	751,410
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		605	604,386
HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	1,405	1,889,011
MDC Holdings, Inc., 6.00%, 1/15/43		230	312,081
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		304	312,170
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(1)		140	144,550
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		550	578,971
Standard Industries, Inc., 4.75%, 1/15/28(1)		603	636,346
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		197	216,385
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		215	243,380
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		346	360,285
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)(12)		215	217,956

			$11,415,103

Business Equipment and Services — 1.1%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		173	$185,534
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)		293	319,370
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		1,514	1,589,299
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(8)		260	272,931
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		109	129,459
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		1,736	2,041,640

			$4,538,233

Cable and Satellite Television — 1.9%
Altice France S.A., 5.875%, 2/1/27(8)	EUR	1,000	$1,305,689
Altice France S.A., 8.125%, 2/1/27(1)		795	877,398
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		1,288	1,371,681
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		400	420,600
CSC Holdings, LLC, 3.375%, 2/15/31(1)		266	259,909
CSC Holdings, LLC, 4.625%, 12/1/30(1)		272	277,817
CSC Holdings, LLC, 5.75%, 1/15/30(1)		1,939	2,083,843
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		370	390,119
TEGNA, Inc., 4.625%, 3/15/28(1)		89	90,267
TEGNA, Inc., 4.75%, 3/15/26(1)		140	148,575
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	530	747,965

			$7,973,863

Capital Goods — 0.1%
BWX Technologies, Inc., 4.125%, 6/30/28(1)		276	$289,282

			$289,282

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 1.4%
INEOS Quattro Finance 1 LLC, 3.75%, 7/15/26(8)	EUR	400	$492,905
INEOS Quattro Finance 2 LLC, 2.50%, 1/15/26(8)	EUR	470	571,324
K+S AG, 2.625%, 4/6/23(8)	EUR	610	744,189
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		532	549,896
OCI N.V., 3.625%, 10/15/25(8)	EUR	1,125	1,426,338
SGL Carbon SE, 3.00%, 9/20/23(8)	EUR	800	895,551
Valvoline, Inc., 3.625%, 6/15/31(1)		256	257,280
Valvoline, Inc., 4.25%, 2/15/30(1)		169	176,858
W.R. Grace & Co., 4.875%, 6/15/27(1)		439	460,925

			$5,575,266

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH, 6.25%, 12/15/23(8)	EUR	1,100	$1,357,961

			$1,357,961

Commercial Services — 1.1%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(8)(9)(10)	EUR	700	$872,503
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		328	335,790
AMN Healthcare, Inc., 4.625%, 10/1/27(1)		138	143,606
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)		165	165,309
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)		132	133,622
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)		165	168,095
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)		55	55,791
Ellaktor Value PLC, 6.375%, 12/15/24(8)	EUR	710	801,410
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	1,575	1,959,017

			$4,635,143

Computers — 0.6%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		913	$941,938
Crowdstrike Holdings, Inc., 3.00%, 2/15/29		460	466,325
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		830	924,931
Seagate HDD Cayman, 3.125%, 7/15/29(1)		140	135,894

			$2,469,088

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		304	$325,619

			$325,619

Distribution & Wholesale — 1.1%
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(8)	EUR	1,706	$2,064,862
Parts Europe S.A., 6.50%, 7/16/25(8)	EUR	1,500	1,899,596
Performance Food Group, Inc., 6.875%, 5/1/25(1)		434	468,579
			$4,433,037

Diversified Financial Services — 2.0%
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(8)	GBP	613	$857,765
Encore Capital Group, Inc., 5.375%, 2/15/26(8)	GBP	705	990,111
Encore Capital Group, Inc., 4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(8)	EUR	743	912,217
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(8)	EUR	767	937,081
PRA Group, Inc., 7.375%, 9/1/25(1)		407	437,271
Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	3,700	4,186,600
Vivion Investments S.a.r.l., 3.50%, 11/1/25(8)	EUR	100	112,900

			$8,433,945

Security	Principal Amount* (000’s omitted)		Value
Drugs — 1.2%
AdaptHealth, LLC, 4.625%, 8/1/29(1)		206	$210,664
AdaptHealth, LLC, 6.125%, 8/1/28(1)		195	210,113
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		33	36,594
Bausch Health Companies, Inc., 5.00%, 2/15/29(1)		121	124,089
Bausch Health Companies, Inc., 5.25%, 1/30/30(1)		248	256,353
Bausch Health Companies, Inc., 5.25%, 2/15/31(1)		142	146,310
Bausch Health Companies, Inc., 6.125%, 4/15/25(1)		920	943,515
Bausch Health Companies, Inc., 6.25%, 2/15/29(1)		375	402,758
Bausch Health Companies, Inc., 7.00%, 1/15/28(1)		1,234	1,337,520
Bausch Health Companies, Inc., 7.25%, 5/30/29(1)		12	13,385
Bausch Health Companies, Inc., 9.00%, 12/15/25(1)		131	144,044
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		575	606,878
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(8)	EUR	352	429,282

			$4,861,505

Ecological Services and Equipment — 0.5%
GFL Environmental, Inc., 3.50%, 9/1/28(1)		349	$343,877
GFL Environmental, Inc., 3.75%, 8/1/25(1)		234	239,119
GFL Environmental, Inc., 4.25%, 6/1/25(1)		313	323,759
GFL Environmental, Inc., 8.50%, 5/1/27(1)		980	1,085,350

			$1,992,105

Electric Utilities — 0.5%
Drax Finco PLC, 6.625%, 11/1/25(1)		921	$958,416
FirstEnergy Corp., 4.40%, 7/15/27		299	327,011
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		306	324,199
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	300,314

			$1,909,940

Electronics/Electrical — 0.4%
Dell, Inc., 7.10%, 4/15/28		385	$493,762
LogMeIn, Inc., 5.50%, 9/1/27(1)		1,186	1,242,335

			$1,736,097

Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		688	$726,132

			$726,132

Engineering & Construction — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		335	$341,491

			$341,491

Entertainment — 1.2%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)		731	$771,329
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)		589	647,196
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)		455	453,371
CPUK Finance, Ltd., 4.25%, 8/28/22(8)	GBP	586	804,117
CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	624	849,434
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(1)		343	351,326
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(8)	GBP	600	841,451
Powdr Corp., 6.00%, 8/1/25(1)		300	315,375

			$5,033,599

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.1%
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		400	$405,170
Ford Motor Credit Co., LLC, 3.096%, 5/4/23		305	308,622
Ford Motor Credit Co., LLC, 3.37%, 11/17/23		252	256,743
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		200	203,031
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		641	660,422
Ford Motor Credit Co., LLC, 4.00%, 11/13/30		317	325,321
Ford Motor Credit Co., LLC, 4.125%, 8/17/27		507	534,251
Ford Motor Credit Co., LLC, 4.271%, 1/9/27		200	211,125
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		273	296,819
Ford Motor Credit Co., LLC, 5.596%, 1/7/22		200	206,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		355	373,645
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		197	208,609
JPMorgan Chase & Co., 4.60% to 2/1/25(9)(10)		386	397,676

			$4,387,934

Food Products — 0.7%
Kraft Heinz Foods Co., 3.875%, 5/15/27		299	$327,704
Kraft Heinz Foods Co., 4.25%, 3/1/31		299	337,033
Kraft Heinz Foods Co., 4.375%, 6/1/46		1,576	1,680,836
Kraft Heinz Foods Co., 4.625%, 10/1/39		136	148,322
Kraft Heinz Foods Co., 5.50%, 6/1/50		299	368,836
United Natural Foods, Inc., 6.75%, 10/15/28(1)		117	123,874

			$2,986,605

Food Service — 0.5%
IRB Holding Corp., 6.75%, 2/15/26(1)		143	$147,536
IRB Holding Corp., 7.00%, 6/15/25(1)		121	131,629
US Foods, Inc., 4.75%, 2/15/29(1)(11)		469	470,759
Yum! Brands, Inc., 7.75%, 4/1/25(1)		1,253	1,376,872

			$2,126,796

Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25		84	$87,141
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		506	546,586
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)		260	287,138

			$920,865

Health Care — 3.2%
Avantor Funding, Inc., 2.625%, 11/1/25(8)	EUR	694	$862,191
Centene Corp., 3.00%, 10/15/30		584	611,565
Centene Corp., 3.375%, 2/15/30		523	548,661
Centene Corp., 4.625%, 12/15/29		1,035	1,148,850
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)(11)		275	275,344
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)		280	294,350
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)		251	267,001

Security	Principal Amount* (000’s omitted)		Value
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)(11)		319	$323,187
CHS/Community Health Systems, Inc., 8.125%, 6/30/24(1)		116	122,090
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		325	334,235
Encompass Health Corp., 4.50%, 2/1/28		641	668,524
Grifols S.A., 2.25%, 11/15/27(8)	EUR	540	665,875
HCA, Inc., 5.875%, 2/1/29		863	1,029,386
HCA, Inc., 7.69%, 6/15/25		200	241,479
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		191	195,059
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)		165	176,550
Lifepoint Health, Inc., 5.375%, 1/15/29(1)		1,153	1,163,089
Molina Healthcare, Inc., 3.875%, 11/15/30(1)		624	668,460
Molina Healthcare, Inc., 4.375%, 6/15/28(1)		240	250,313
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)		1,112	1,103,660
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)		468	502,515
Providence Service Corp. (The), 5.875%, 11/15/25(1)		357	379,089
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		361	326,705
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,022	1,096,095

			$13,254,273

Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		886	$938,442
AssuredPartners, Inc., 5.625%, 1/15/29(1)		145	147,356
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	1,100	1,586,292
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		741	800,280
NFP Corp., 6.875%, 8/15/28(1)		559	588,292

			$4,060,662

Internet Software & Services — 1.1%
Cars.com, Inc., 6.375%, 11/1/28(1)		367	$389,020
eDreams ODIGEO S.A., 5.50%, 9/1/23(8)	EUR	958	1,090,721
Endurance Acquisition Merger Sub, 6.00%, 2/15/29(1)(11)		409	402,865
Netflix, Inc., 3.00%, 6/15/25(8)	EUR	655	870,670
Netflix, Inc., 5.375%, 11/15/29(1)		811	1,014,764
United Group B.V., 4.00%, 11/15/27(8)	EUR	550	663,160

			$4,431,200

Leisure Goods/Activities/Movies — 2.0%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)		675	$691,875
Carnival Corp., 7.625%, 3/1/26(1)		173	183,272
Carnival Corp., 7.625%, 3/1/26(8)	EUR	776	993,579
Carnival PLC, 1.00%, 10/28/29	EUR	705	616,445
Cinemark USA, Inc., 4.875%, 6/1/23		576	554,760
Explorer II AS, 3.375%, 2/24/25	EUR	1,350	1,449,888
Life Time, Inc., 5.75%, 1/15/26(1)		336	340,032
Life Time, Inc., 8.00%, 4/15/26(1)(11)		229	229,859
National CineMedia, LLC, 5.875%, 4/15/28(1)		471	426,255
NCL Corp, Ltd., 3.625%, 12/15/24(1)		226	200,434
NCL Corp, Ltd., 5.875%, 3/15/26(1)		212	210,146
NCL Corp, Ltd., 10.25%, 2/1/26(1)		270	313,875
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		288	251,820

Security	Principal Amount* (000’s omitted)		Value
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27		98	$106,024
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		1,223	1,173,316
Viking Cruises, Ltd., 7.00%, 2/15/29(1)(11)		205	204,744
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)(11)		131	130,672

			$8,076,996

Lodging and Casinos — 0.6%
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		1,154	$1,073,099
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		254	272,963
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)		256	260,600
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)		256	266,721
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		467	498,144

			$2,371,527

Machinery — 0.2%
Sofima Holding SpA, 3.75%, 1/15/28(8)	EUR	778	$949,736

			$949,736

Media — 0.9%
Banijay Group S.A.S., 6.50%, 3/1/26(8)	EUR	899	$1,074,616
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		41	40,949
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		202	214,246
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)		242	244,874
Tele Columbus AG, 3.875%, 5/2/25(8)	EUR	1,160	1,426,819
Urban One, Inc., 7.375%, 2/1/28(1)		893	903,368

			$3,904,872

Metals/Mining — 0.8%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		864	$930,779
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		504	541,392
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,100	1,377,046
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)		293	311,312

			$3,160,529

Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 9.50%, 6/1/24(1)		602	$671,919
New Gold, Inc., 7.50%, 7/15/27(1)		473	512,418

			$1,184,337

Oil and Gas — 3.8%
Aethon III BR, LLC, 1.50%, 10/1/25(6)		757	$754,578
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)(11)		185	189,625
Apache Corp., 4.25%, 1/15/30		549	543,167
Apache Corp., 4.375%, 10/15/28		186	185,468
Apache Corp., 4.625%, 11/15/25		175	179,594
Apache Corp., 4.875%, 11/15/27		215	221,235
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		213	217,926
Cenovus Energy, Inc., 6.75%, 11/15/39		150	194,527
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)		530	461,325
CNX Resources Corp., 6.00%, 1/15/29(1)		330	341,657
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)		442	423,215
Continental Resources, Inc., 4.375%, 1/15/28		357	364,511
Continental Resources, Inc., 4.90%, 6/1/44		13	12,586

Security	Principal Amount* (000’s omitted)		Value
Continental Resources, Inc., 5.75%, 1/15/31(1)		463	$501,892
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		941	938,196
CVR Energy, Inc., 5.75%, 2/15/28(1)		367	360,917
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(1)		352	364,980
EQT Corp., 5.00%, 1/15/29		106	115,540
EQT Corp., 7.875%, 2/1/25		230	271,364
EQT Corp., 8.75%, 2/1/30		155	197,853
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		1,163	741,412
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 2/1/29(1)		222	226,150
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 2/1/31(1)		178	181,004
Laredo Petroleum, Inc., 9.50%, 1/15/25		96	82,470
Laredo Petroleum, Inc., 10.125%, 1/15/28		145	126,440
MEG Energy Corp., 5.875%, 2/1/29(1)(11)		229	227,855
MEG Energy Corp., 7.125%, 2/1/27(1)		510	527,531
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		45	38,189
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		149	121,051
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		161	125,882
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,100	1,078,000
Occidental Petroleum Corp., 2.90%, 8/15/24		25	24,219
Occidental Petroleum Corp., 3.40%, 4/15/26		136	131,536
Occidental Petroleum Corp., 3.45%, 7/15/24		61	58,713
Occidental Petroleum Corp., 3.50%, 8/15/29		175	162,596
Occidental Petroleum Corp., 4.20%, 3/15/48		271	227,979
Occidental Petroleum Corp., 4.40%, 8/15/49		217	184,857
Occidental Petroleum Corp., 4.625%, 6/15/45		145	126,786
Occidental Petroleum Corp., 6.125%, 1/1/31		385	419,534
Occidental Petroleum Corp., 6.20%, 3/15/40		141	146,993
Occidental Petroleum Corp., 6.375%, 9/1/28		167	182,343
Occidental Petroleum Corp., 6.625%, 9/1/30		1,030	1,160,295
Ovintiv Exploration, Inc., 5.375%, 1/1/26		213	232,903
Ovintiv Exploration, Inc., 5.625%, 7/1/24		79	86,039
Ovintiv, Inc., 6.50%, 2/1/38		14	16,702
Ovintiv, Inc., 8.125%, 9/15/30		80	105,175
Precision Drilling Corp., 5.25%, 11/15/24		136	125,545
Precision Drilling Corp., 7.125%, 1/15/26(1)		213	207,142
Precision Drilling Corp., 7.75%, 12/15/23		27	26,949
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)		706	719,000
TechnipFMC PLC, 6.50%, 2/1/26(1)		275	286,708
Tervita Corp., 11.00%, 12/1/25(1)		342	372,780
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		150	135,281

			$15,456,215

Packaging & Containers — 0.1%
Trivium Packaging Finance B.V., 3.75%, 8/15/26(8)	EUR	460	$571,836

			$571,836

Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/28(8)	EUR	602	$749,040

			$749,040

Pipelines — 1.0%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		335	$335,000
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		501	500,593
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(1)		277	296,944

Security	Principal Amount* (000’s omitted)		Value
Cheniere Energy, Inc., 4.625%, 10/15/28(1)		356	$372,910
EQM Midstream Partners, L.P., 4.50%, 1/15/29(1)		276	266,918
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)		276	266,790
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)		204	213,653
EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)		205	219,803
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		499	475,135
Plains All American Pipeline, L.P., 6.125% to 11/15/22(9)(10)		146	121,516
Western Midstream Operating, L.P., 4.50%, 3/1/28		38	39,520
Western Midstream Operating, L.P., 4.75%, 8/15/28		38	40,280
Western Midstream Operating, L.P., 5.05%, 2/1/30		879	968,074

			$4,117,136

Publishing — 0.1%
Nielsen Finance, LLC/Nielsen Finance Co., 5.625%, 10/1/28(1)		142	$152,017
Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(1)		142	158,018

			$310,035

Radio and Television — 0.8%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24		529	$551,263
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		657	531,349
iHeartCommunications, Inc., 8.375%, 5/1/27		326	348,561
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		450	490,500
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		844	914,157
Townsquare Media, Inc., 6.875%, 2/1/26(1)		362	374,444

			$3,210,274

Real Estate Investment Trusts (REITs) — 0.9%
ADLER Group S.A., 3.25%, 8/5/25(8)	EUR	1,100	$1,386,986
Consus Real Estate AG, 9.625%, 5/15/24(8)	EUR	600	779,827
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(1)		183	185,059
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		111	118,076
Service Properties Trust, 3.95%, 1/15/28		544	496,060
Service Properties Trust, 4.95%, 10/1/29		55	52,124
Service Properties Trust, 5.00%, 8/15/22		269	271,690
Service Properties Trust, 5.50%, 12/15/27		98	104,777
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 6.50%, 2/15/29(1)(11)		355	355,666

			$3,750,265

Retail — 0.2%
eG Global Finance PLC, 6.25%, 10/30/25(8)	EUR	590	$736,364
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		254	261,474

			$997,838

Retailers (Except Food and Drug) — 0.7%
Academy, Ltd., 6.00%, 11/15/27(1)		309	$326,381
Asbury Automotive Group, Inc., 4.50%, 3/1/28		85	87,550
Asbury Automotive Group, Inc., 4.75%, 3/1/30		111	116,878
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		742	782,810
L Brands, Inc., 6.625%, 10/1/30(1)		280	313,964
L Brands, Inc., 6.875%, 11/1/35		434	503,783
L Brands, Inc., 7.60%, 7/15/37		55	61,050
L Brands, Inc., 9.375%, 7/1/25(1)		93	114,971

Security	Principal Amount* (000’s omitted)		Value
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)		104	$104,260
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)(11)		261	261,000
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)(11)		261	261,000

			$2,933,647

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		411	$426,412

			$426,412

Software and Services — 0.2%
Gartner, Inc., 3.75%, 10/1/30(1)		209	$215,136
Gartner, Inc., 4.50%, 7/1/28(1)		224	236,533
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)		479	500,256

			$951,925

Steel — 0.7%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		328	$357,076
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		454	488,440
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,760	1,875,491

			$2,721,007

Surface Transport — 0.4%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(8)	GBP	1,100	$1,532,281

			$1,532,281

Technology — 0.1%
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)		229	$283,665

			$283,665

Telecommunications — 2.8%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		462	$494,271
Hughes Satellite Systems Corp., 6.625%, 8/1/26		563	638,189
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(8)	EUR	770	974,030
Qwest Corp., 7.25%, 9/15/25		283	341,015
Sprint Corp., 7.625%, 2/15/25		405	484,481
Sprint Corp., 7.625%, 3/1/26		214	264,079
Sprint Corp., 7.875%, 9/15/23		423	489,094
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	631	817,097
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	1,280	1,625,341
T-Mobile USA, Inc., 2.25%, 2/15/26		270	273,183
T-Mobile USA, Inc., 2.625%, 2/15/29		337	338,645
T-Mobile USA, Inc., 2.875%, 2/15/31		202	204,021
T-Mobile USA, Inc., 6.50%, 1/15/26		750	774,495
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	637	1,148,721
Telecom Italia SpA, 2.75%, 4/15/25(8)	EUR	717	917,838
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(8)	EUR	1,350	1,676,775

			$11,461,275

Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		166	$172,951
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		634	681,154

			$854,105

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp., 4.50%, 2/15/28(1)	468	$481,432
NRG Energy, Inc., 3.375%, 2/15/29(1)	212	217,252
NRG Energy, Inc., 3.625%, 2/15/31(1)	353	367,782

		$1,066,466

Total Corporate Bonds & Notes (identified cost $174,806,993)		$184,925,510

Foreign Government Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value
Egypt — 0.6%
Arab Republic of Egypt, 7.053%, 1/15/32(8)	$2,500	$2,679,237

Total Egypt		$2,679,237

Jordan — 0.6%
Jordan Government International Bond, 7.375%, 10/10/47(8)	$2,100	$2,398,757

Total Jordan		$2,398,757

Ukraine — 0.8%
Ukraine Government International Bond, 9.75%, 11/1/28(8)	$2,550	$3,101,578

Total Ukraine		$3,101,578

Total Foreign Government Bonds (identified cost $7,627,411)		$8,179,572

Preferred Stocks — 0.2%

Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625%	28,576	$888,142

Total Preferred Stocks (identified cost $800,658)		$888,142

Senior Floating-Rate Loans — 40.9%(13)

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.9%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 1/17/27	1,497	$1,501,465
Dynasty Acquisition Co., Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26	1,358	1,310,781
Dynasty Acquisition Co., Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26	730	704,721

		$3,516,967

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Air Transport — 0.2%
Mileage Plus Holdings, LLC, Term Loan, Maturing 6/25/27(14)		653	$697,686

			$697,686

Automotive — 0.2%
Dayco Products, LLC, Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		97	$84,316
Garrett LX III S.a.r.l., Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing 9/27/25	EUR	61	73,394
Truck Hero, Inc., Term Loan, Maturing 1/31/28(14)		484	487,993

			$645,703

Building and Development — 1.4%
Core & Main L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 8/1/24		1,375	$1,376,240
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 8/21/25		2,273	2,265,889
Quikrete Holdings, Inc., Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/27		198	197,938
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 7/24/24		1,186	1,182,760
WireCo WorldGroup, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 9/30/23		595	585,546

			$5,608,373

Business Equipment and Services — 5.0%
AlixPartners, LLP, Term Loan, Maturing 2/4/28(14)		3,110	$3,103,100
AlixPartners, LLP, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24		2,716	2,716,533
Allied Universal Holdco, LLC, Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing 7/10/26		3,169	3,174,524
Brand Energy & Infrastructure Services, Inc., Term Loan, Maturing 6/21/24(14)		1,000	991,146
Hillman Group, Inc. (The), Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25		14	13,790
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 5/23/25		98	97,825
IRI Holdings, Inc., Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing 12/1/25		1,997	1,997,144
Iron Mountain, Inc., Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 1/2/26		2,049	2,040,985
Pike Corporation, Term Loan, 4.09%, (1 mo. USD LIBOR + 3.97%), Maturing 7/24/26		117	117,589
Presidio, Inc., Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27		2,488	2,496,311
Sabre GLBL, Inc., Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing 2/22/24		992	980,129
Spin Holdco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 11/14/22		2,769	2,769,306

			$20,498,382

Cable and Satellite Television — 2.4%
Altice France S.A., Term Loan, 4.13%, (1 mo. USD LIBOR + 4.00%), Maturing 8/14/26		3,453	$3,461,447

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Telenet Financing USD, LLC, Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing 4/30/28		2,525	$2,511,249
Virgin Media Bristol, LLC, Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing 1/31/28		3,800	3,791,093

			$9,763,789

Chemicals and Plastics — 0.9%
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		985	$983,817
Ferro Corporation, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		99	98,976
Ferro Corporation, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		97	96,871
H.B. Fuller Company, Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		153	153,403
PQ Corporation, Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing 2/7/27		55	55,207
Starfruit Finco B.V., Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing 10/1/25		197	197,093
Starfruit Finco B.V., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing 10/1/25	EUR	71	85,891
Tronox Finance, LLC, Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing 9/23/24(15)		521	521,454
Univar, Inc., Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24		1,512	1,514,520

			$3,707,232

Drugs — 2.0%
Albany Molecular Research, Inc., Term Loan, Maturing 8/30/24(14)		1,000	$1,004,583
Bausch Health Companies, Inc., Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		2,850	2,859,488
Horizon Therapeutics USA, Inc., Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing 5/22/26		51	51,134
Mallinckrodt International Finance S.A., Term Loan, Maturing 9/24/24(14)		1,000	945,625
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing 1/13/28		3,300	3,316,757

			$8,177,587

Ecological Services and Equipment — 0.5%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 5/9/25		1,250	$1,250,000
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing 5/30/25		913	918,150

			$2,168,150

Electronics/Electrical — 7.6%
Applied Systems, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 9/19/24		3,810	$3,820,308
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing 9/29/23		13	12,879
Banff Merger Sub, Inc., Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing 10/2/25		3,263	3,262,241
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 1/31/24		1,979	1,999,175
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 7/30/27		3,023	3,042,540
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 6/13/24		1,492	1,466,592

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Go Daddy Operating Company, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 2/15/24	$146	$146,459
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing 7/1/24	3,803	3,824,658
Informatica, LLC, Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing 2/25/27	2,357	2,355,224
MA FinanceCo., LLC, Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 6/21/24	51	50,539
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing 12/31/26	60	48,592
Seattle Spinco, Inc., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 6/21/24	344	341,302
SolarWinds Holdings, Inc., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24	1,681	1,637,866
Tibco Software, Inc., Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing 6/30/26	2,831	2,833,609
Uber Technologies, Inc., Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23	245	245,886
Uber Technologies, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 4/4/25	982	987,806
Ultimate Software Group, Inc. (The), Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 5/4/26	2,476	2,489,536
Ultimate Software Group, Inc. (The), Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing 5/4/26	1,248	1,255,060
Veritas US, Inc., Term Loan, Maturing 9/1/25(14)	1,250	1,258,399

		$31,078,671

Financial Intermediaries — 0.2%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	220	$222,041
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	416	423,403
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	30	30,681

		$676,125

Food Products — 2.0%
HLF Financing S.a.r.l., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	2,617	$2,625,322
JBS USA LUX S.A., Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing 5/1/26	2,882	2,885,560
Nomad Foods Europe Midco Limited, Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing 5/15/24	2,623	2,625,759

		$8,136,641

Food Service — 0.7%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 11/19/26	2,401	$2,387,546
IRB Holding Corp., Term Loan, Maturing 12/15/27(14)	482	485,213

		$2,872,759

Health Care — 2.9%
ADMI Corp., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 4/30/25	544	$539,488
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing 11/21/24	2,015	2,023,424
Avantor Funding, Inc., Term Loan, Maturing 11/8/27(14)	500	503,646

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 3/1/24	$2,304	$2,310,724
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 6/7/23	98	97,581
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 6/7/23	2,326	2,327,667
National Mentor Holdings, Inc., Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26	49	49,570
National Mentor Holdings, Inc., Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing 3/9/26(15)	1,098	1,102,231
Navicure, Inc., Term Loan, Maturing 10/22/26(14)	1,000	1,005,000
Ortho-Clinical Diagnostics S.A., Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25	385	384,331
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 11/16/25	108	108,456
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 6/23/24	1,574	1,553,070

		$12,005,188

Industrial Equipment — 3.3%
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing 8/1/24	2,537	$2,538,042
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 7/24/24	1,087	1,089,894
EWT Holdings III Corp., Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 12/20/24	1,853	1,859,897
Filtration Group Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25	2,169	2,153,987
Gardner Denver, Inc., Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 3/1/27	193	193,239
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 4/1/24	1,080	1,081,547
Ingersoll-Rand Services Company, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 3/1/27	993	992,234
LTI Holdings, Inc., Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing 9/6/25	992	970,181
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/28/25	1,927	1,854,389
Vertical Midco GmbH, Term Loan, Maturing 7/30/27(14)	1,000	1,009,583

		$13,742,993

Insurance — 2.6%
AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 1/25/24	2,617	$2,627,644
Asurion, LLC, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing 11/3/23	335	334,172
Asurion, LLC, Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing 12/23/26	1,430	1,425,383
Asurion, LLC, Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	1,152	1,156,046
Asurion, LLC, Term Loan - Second Lien, Maturing 1/29/28(14)	620	620,000
Hub International Limited, Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing 4/25/25(15)	2,709	2,691,745
Hub International Limited, Term Loan, Maturing 4/25/25(14)	500	500,834
USI, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24	1,482	1,473,812

		$10,829,636

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 1.9%
Bombardier Recreational Products, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 5/24/27		995	$1,017,387
Crown Finance US, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 2/28/25		2,787	2,211,447
Crown Finance US, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 9/30/26		247	194,778
Crown Finance US, Inc., Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, Maturing 5/23/24		390	483,713
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 2/1/24		2,750	2,744,844
Lindblad Expeditions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing 3/27/25		20	18,442
Lindblad Expeditions, Inc., Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, Maturing 3/27/25		78	73,768
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24		734	738,792
SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing 3/15/24(15)		169	169,425
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing 7/3/26	EUR	42	43,973

			$7,696,569

Lodging and Casinos — 0.6%
Four Seasons Hotels Limited, Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23		97	$97,569
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing 10/4/23		2,400	2,358,409
Playa Resorts Holding B.V., Term Loan, Maturing 4/29/24(14)		79	76,465

			$2,532,443

Oil and Gas — 1.1%
Blackstone CQP Holdco L.P., Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing 9/30/24		1,500	$1,502,438
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing 3/28/24		1,572	1,567,899
Prairie ECI Acquiror L.P., Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing 3/11/26		1,475	1,455,179
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 10/11/24		196	192,453

			$4,717,969

Publishing — 0.5%
Getty Images, Inc., Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing 2/19/26		2,151	$2,147,237

			$2,147,237

Radio and Television — 0.5%
Sinclair Television Group, Inc., Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing 9/30/26		1,992	$1,991,841

			$1,991,841

Retailers (Except Food and Drug) — 1.2%
BJ’s Wholesale Club, Inc., Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing 2/3/24		1,358	$1,361,439

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value
Hoya Midco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 6/30/24		197	$188,662
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 3/11/22		2,641	2,642,980
PetSmart, Inc., Term Loan, Maturing 1/27/28(14)		708	700,920

			$4,894,001

Steel — 0.1%
Zekelman Industries, Inc., Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing 1/24/27		485	$485,842

			$485,842

Telecommunications — 1.5%
CenturyLink, Inc., Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing 3/15/27		2,750	$2,744,765
eircom Finco S.a.r.l., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing 5/15/26	EUR	76	92,581
Ziggo Financing Partnership, Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing 4/30/28		3,350	3,339,531

			$6,176,877

Utilities — 0.7%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing 8/1/25		1,295	$1,300,619
Calpine Corporation, Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing 12/16/27		1,561	1,563,696

			$2,864,315

Total Senior Floating-Rate Loans (identified cost $166,039,166)			$167,632,976

Warrants — 0.0%(7)

Security		Shares	Value
Cineworld Group, Exp. 11/23/25(4)(5)		128,689	$62,753
iHeartMedia, Inc., Exp. 5/1/39(4)(5)		427	6,209
Sable Permian Resources, LLC, Exp. 5/2/22(4)(5)(6)		1,938,645	0

Total Warrants (identified cost $7,076)			$68,962

Short-Term Investments — 6.9%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(17)		28,089,026	$28,089,026

Total Short-Term Investments (identified cost $28,089,026)			$28,089,026

Total Investments — 104.0% (identified cost $425,208,802)			$426,251,106

Description	Value
Other Assets, Less Liabilities — (4.0)%	$(16,408,088)

Net Assets — 100.0%	$409,843,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $125,227,223 or 30.6% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $62,242,573 or 15.2% of the Fund’s net assets.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	When-issued security.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(15)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	31,387	USD	43,131	State Street Bank and Trust Company	2/26/21	$—	$(121)
USD	1,565,182	EUR	1,314,560	State Street Bank and Trust Company	2/26/21	—	(30,934)
USD	55,779	GBP	40,730	State Street Bank and Trust Company	2/26/21	—	(33)
USD	53,759	GBP	39,272	State Street Bank and Trust Company	2/26/21	—	(55)
EUR	454,083	USD	552,098	Bank of America, N.A.	4/30/21	18	—
USD	17,193,709	EUR	14,165,789	Bank of America, N.A.	4/30/21	—	(30,356)
USD	11,180,147	EUR	9,212,000	Citibank, N.A.	4/30/21	—	(20,648)
USD	11,181,138	EUR	9,212,128	Goldman Sachs International	4/30/21	—	(19,813)
USD	12,542,829	EUR	10,336,649	State Street Bank and Trust Company	4/30/21	—	(25,417)
USD	4,420,067	GBP	3,229,000	Citibank, N.A.	4/30/21	—	(6,200)
USD	4,419,984	GBP	3,229,041	State Street Bank and Trust Company	4/30/21	—	(6,340)

						$18	$(139,917)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At January 31, 2021, the Fund owned the following securities (representing less than 0.05% of net assets) which were restricted as to public resale. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the discretion of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Extraction Oil & Gas, Inc.	1/28/21	1,249	$18,463	$34,739

Total Restricted Securities			$18,463	$34,739

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $28,089,026, which represents 6.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$17,738,064	$96,397,276	$(86,046,314)	$—	$—	$28,089,026	$4,240	28,089,026

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$26,323,729	$—	$26,323,729
Collateralized Mortgage Obligations	—	6,600,100	—	6,600,100
Commercial Mortgage-Backed Securities	—	2,715,904	—	2,715,904
Common Stocks	792,446	—	34,739	827,185
Corporate Bonds & Notes	—	184,170,932	754,578	184,925,510
Foreign Government Bonds	—	8,179,572	—	8,179,572
Preferred Stocks	888,142	—	—	888,142
Senior Floating-Rate Loans	—	167,632,976	—	167,632,976
Warrants	6,209	62,753	0	68,962
Short-Term Investments	—	28,089,026	—	28,089,026
Total Investments	$1,686,797	$423,774,992	$789,317	$426,251,106
Forward Foreign Currency Exchange Contracts	$—	$18	$—	$18
Total	$1,686,797	$423,775,010	$789,317	$423,251,124

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(139,917)	$—	$(139,917)
Total	$—	$(139,917)	$—	$(139,917)

*	None of unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.